Note 15 - Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Long-term Liabilities [Table Text Block]
	December 31,
	2016	2015
Provision for retirement indemnities (Japan & France), less current portion	1,980	1,596
Provision for employee termination indemnities (Italy) less current portion	320	310
Provision for warranty costs, less current portion	201	141
Provision for Asset Retirement Obligation (Japan) less current portion	80	-
Conditional government subsidies, less current portion	237	237
Total	2,818	2,285

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits – France
	2016	2015	2014

Discount rate	1.60%	2.20%	1.90%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24
	Pension Benefits – Japan
	2016	2015	2014

Discount rate	0.60%	1.00%	1.00%
Salary increase	2.50%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	14	16	16

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	France	Japan

Non-current liabilities	840	1,138
Current liabilities	2	24
Accumulated other comprehensive income (loss)	(169)	(465)
Total	673	697
	France	Japan

Non-current liabilities	694	902
Current liabilities	-	4
Accumulated other comprehensive income (loss)	(82)	(314)
Total	612	592

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
France	2016	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	694	665	491
Service cost	45	46	35
Interest cost	15	13	16
Actuarial (gain) / loss	88	(30)	123
Amortization of net prior service cost	-	-	-
Benefits paid	-	-	-
Benefit obligations at end of year (1)	842	694	665
Unrecognized actuarial (gain) loss (2)	147	58	89
Unrecognized prior service cost (2)	23	24	25
Accrued pension cost	672	612	550
Japan	2016	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	906	742	640
Service cost	81	72	64
Interest cost	10	8	9
Amortization of net loss	16	-	-
Actuarial (gain) / loss	147	-	35
Benefits paid	(38)	-	(4)
Exchange rate impact	40	84	(2)
Benefit obligations at end of year (1)	1,162	906	742
Unrecognized actuarial (gain) loss (2)	464	314	299
Unrecognized prior service cost (2)	-		-
Accrued pension cost	698	592	443

Schedule of Expected Benefit Payments [Table Text Block]
	France	Japan

2017	2	24
2018	28	44
2019	10	56
2020	-	7
2021	86	56
2022-2026	197	756